FAIR VALUE MEASUREMENTS - SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	$ 2,425	$ 7,062
Derivative liability	6,378	10,825
Fair Value, Measurements, Recurring | Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	454	2,229
Derivative liability	1,427	825
Fair Value, Measurements, Recurring | Foreign exchange contracts | Quoted prices in active markets of identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	0	0
Derivative liability	0	0
Fair Value, Measurements, Recurring | Foreign exchange contracts | Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	454	2,229
Derivative liability	1,427	825
Fair Value, Measurements, Recurring | Foreign exchange contracts | Significant other unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	0	0
Derivative liability	0	0
Fair Value, Measurements, Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset		1,768
Derivative liability	1,897
Fair Value, Measurements, Recurring | Interest rate swap agreements | Quoted prices in active markets of identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset		0
Derivative liability	0
Fair Value, Measurements, Recurring | Interest rate swap agreements | Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset		1,768
Derivative liability	1,897
Fair Value, Measurements, Recurring | Interest rate swap agreements | Significant other unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset		0
Derivative liability	0
Fair Value, Measurements, Recurring | Deferred compensation derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	1,581	717
Fair Value, Measurements, Recurring | Deferred compensation derivatives | Quoted prices in active markets of identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	0	0
Fair Value, Measurements, Recurring | Deferred compensation derivatives | Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	1,581	717
Fair Value, Measurements, Recurring | Deferred compensation derivatives | Significant other unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	0	0
Fair Value, Measurements, Recurring | Commodities futures and options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	390	2,348
Derivative liability	3,054	10,000
Fair Value, Measurements, Recurring | Commodities futures and options | Quoted prices in active markets of identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	390	2,348
Derivative liability	3,054	10,000
Fair Value, Measurements, Recurring | Commodities futures and options | Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	0	0
Derivative liability	0	0
Fair Value, Measurements, Recurring | Commodities futures and options | Significant other unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset	0	0
Derivative liability	$ 0	$ 0